9. Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

9. STOCKHOLDERS' EQUITY

Common Stock

The Company has authorized 190,000,000 shares of $0.001 par value common stock and 10,000,000 shares of $0.001 par value preferred stock. At December 31, 2018 and 2017 the Company had 40,633,327 and 38,983,327 shares of common stock and no shares of preferred stock issued and outstanding, respectively.

Holders of shares of common stock are entitled to one vote for each share on all matters to be voted on by the stockholders. Holders of common stock do not have cumulative voting rights. Holders of common stock are entitled to share ratably in dividends, if any, as may be declared from time to time by the Board of Directors in its discretion from funds legally available, therefore. In the event of liquidation, dissolution, or winding up of the Company, the holders of common stock are entitled to share pro rata in all assets remaining after payment in full of all liabilities. All of the outstanding shares of common stock are fully paid and non-assessable. Holders of common stock have no preemptive rights to purchase the Company’s common stock. There are no conversion or redemption rights or sinking fund provisions with respect to the common stock.

On March 16, 2017, the Board of Directors of IIOT-OXYS, Inc. and a majority of the shareholders of IIOT-OXYS, Inc. approved the IIOT-OXYS, Inc. 2017 Stock Awards Plan, (the “Plan”). The Plan provided for granted incentive stock options, options that do not constitute incentive stock options, stock appreciation rights, restricted stock awards, phantom stock awards, or any combination of the foregoing, as is best suited to the particular circumstances. The Plan was effective upon its adoption by the Board.

The aggregate number of common shares that may be issued under the Plan were 7,000,000 common shares. No further awards were to be granted under the Plan after ten years following the effective date. The Plan was to remain in effect until all awards granted under the Plan had been satisfied or expired. This Plan was terminated and replaced by the 2017 Stock Inventive Plan (the “2017 Plan”) on December 14, 2017 (the “Effective Date”) as approved by the Board of Directors of the Company.

Awards may be made under the 2017 Plan for up to 4,500,000 shares of common stock of the Company. All of the Company’s employees, officers and directors, as well as consultants and advisors to the Company are eligible to be granted awards under the 2017 Plan. No awards can be granted under the 2017 Plan after the expiration of 10 years from the Effective Date, but awards previously granted may extend beyond that date. Awards may consist of both incentive and non-statutory options, restricted stock units, stock appreciation rights, and restricted stock awards. With the approval of the 2017 Plan, the Board terminated the 2017 Stock Awards Plan with no awards having been granted thereunder.

On March 11, 2019 (the “Effective Date”) the Board of Directors of the Company approved the 2019 Stock Incentive Plan (the “Plan”). Awards may be made under the Plan for up to 5,000,000 shares of common stock of the Company. All of the Company’s employees, officers and directors, as well as consultants and advisors to the Company are eligible to be granted awards under the Plan. No awards can be granted under the Plan after the expiration of 10 years from the Effective Date but awards previously granted may extend beyond that date. Awards may consist of both incentive and non-statutory options, restricted stock units, stock appreciation rights, and restricted stock awards.

Shares earned and issued related to the five consulting agreements discussed in Note 8 are issued under the 2017 Stock Incentive Plan and the 2019 Stock Incentive Plan. Vesting of the shares is subject to acceleration of vesting upon the occurrence of certain events such as a Change of Control (as defined in the agreement) or the listing of the Company’s common stock on a senior exchange.

A summary of the status of the Company’s non-vested shares as of December 31, 2018 and changes during the year then ended, is presented below:

	Non-vested Shares of Common Stock	Weighted Average Fair Value
Balance at December 31, 2017	–	$–
Awarded	7,573,673	0.30
Vested	(104,673)	0.30
Balance at December 31, 2018	7,469,000	$0.30

As of December 31, 2018, there was $1,854,873 of total unrecognized compensation costs related to the non-vested share-based compensation arrangements awarded to directors, engineers, and consultants. That cost is expected to be recognized over a weighted-average period of 2.5 years. The total fair value of shares vested during the year ended December 31, 2018 was $417,229. Total share-based compensation for the years ended December 31, 2018 and 2017 was $449,729 and $995,500, respectively.